SUPERIOR PERFORMANCE

[MOUNTAIN GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                                  U.S. WORLD              GOLD
                                                  GOLD FUND             BULLION
                                                  ----------            --------
 6/28/91 .............................                10000                10000
 7/31/91 .............................             9850.681             10029.88
 8/30/91 .............................             9431.233             9033.864
 9/30/91 .............................             9634.849             9173.307
10/31/91 .............................             9704.078              10099.6
11/29/91 .............................             9944.345             10159.36
12/31/91 .............................             9587.338             9721.116
 1/31/92 .............................             9613.129             9960.159
 2/28/92 .............................              9585.98             9820.717
 3/31/92 .............................             9276.484             9133.466
 4/30/92 .............................             9131.237             8266.932
 5/29/92 .............................              9162.73             8934.263
 6/30/92 .............................             9322.637             9452.191
 7/31/92 .............................             9714.937                10000
 8/31/92 .............................             9230.602             9760.956
 9/30/92 .............................             9474.942             9760.956
10/30/92 .............................             9210.241             9362.549
11/30/92 .............................             9072.868             8625.498
12/31/92 .............................             9037.574             9262.948
 1/29/93 .............................              8971.06             8824.701
 2/26/93 .............................             8893.685             9541.833
 3/31/93 .............................             9170.604             10647.41
 4/30/93 .............................             9618.559              12201.2
 5/31/93 .............................             10247.06             13844.62
 6/30/93 .............................              10274.2             14531.87
 7/30/93 .............................             10907.04             17270.92
 8/31/93 .............................             10086.88             15906.38
 9/30/93 .............................             9651.409             13914.34
10/29/93 .............................             10033.94             16205.18
11/30/93 .............................             10069.23             15906.38
12/31/93 .............................             10635.55             17579.68
 1/31/94 .............................             10259.27             18187.25
 2/28/94 .............................             10358.37             17241.04
 3/31/94 .............................             10566.05             17270.92
 4/29/94 .............................             10219.91             15886.45
 5/31/94 .............................             10522.62             16643.43
 6/30/94 .............................             10540.53             15567.73
 7/29/94 .............................             10425.15             15587.65
 8/31/94 .............................             10472.66             16304.78
 9/30/94 .............................             10719.44             17280.88
10/31/94 .............................             10420.81             16563.74
11/30/94 .............................             10400.45             14272.91
12/30/94 .............................             10404.79             14601.59
 1/31/95 .............................             10177.83             13064.58
 2/28/95 .............................             10218.55             13344.04
 3/31/95 .............................             10642.34             14881.05
 4/28/95 .............................             10581.26             15290.25
 5/31/95 .............................             10433.02             15260.31
 6/30/95 .............................             10522.62              15779.3
 7/31/95 .............................             10407.23             16467.96
 8/31/95 .............................             10380.08             16917.09
 9/29/95 .............................             10425.15             16907.11
10/31/95 .............................             10388.23             15170.49
11/30/95 .............................             10528.05             16467.96
12/29/95 .............................              10506.6             16927.07
 1/31/96 .............................             11009.94             19661.75
 2/29/96 .............................             10876.91             20190.72
 3/29/96 .............................             10760.17             21268.62
 4/30/96 .............................             10623.07             21927.34
 5/31/96 .............................              10602.7             24162.99
 6/28/96 .............................             10370.85             21198.76

                                                                     COMPARE THE
                                                            U.S. WORLD GOLD FUND
                                                   TO GOLD BULLION OVER 5 YEARS.

                                                 U.S. World Gold Fund $21,198.76
                                                         Gold bullion $10,370.85

                              U.S. WORLD GOLD FUND

                    --------     ---------     --------
                     26.86%       16.51%         9.10%
                    ONE YEAR     FIVE YEAR     TEN YEAR
                    --------     ---------     --------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 8/07/96

[GRAPHIC:  U.S. FAMILY OF FUNDS LOGO, BOTTOM LEFT CORNER]

Call  for a FREE  investment  kit  containing  everything  you  need  to open an
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----------
Like all mutual funds, Fund shares are not backed by the U.S. government. Past performance is no guarantee of future results. U.S. stands for United Services. Investment returns and principal value will fluctuate so that you may have a gain or a loss when you sell shares. Investments in gold funds involve special risks. Gold bullion does not pay dividends. U.S. World Gold reflects total return with all dividends  reinvested.  Chart  performance as of 6/28/96.  Chart
source: Micropal                                                           IA418